Stock Repurchase Program	12 Months Ended
Dec. 31, 2025
Northfield Bancorp, Inc. [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program
(18)	Stock Repurchase Program
On June 1, 2023, the Board of Directors of the Company approved a $10.0 million stock repurchase program which was completed in August 2023. On November 7, 2023, the Board of Directors of the Company approved a $7.5 million stock repurchase program which was completed in January 2024. On April 24, 2024, the Board of Directors of the Company approved a $5.0 million stock repurchase program which was completed in May 2024, and on June 14, 2024, the Board of Directors of the Company approved a $10.0 million stock repurchase program which was completed in August 2024.
On February 26, 2025, the Board of Directors of the Company approved a $5.0 million stock repurchase program, which was completed in March 2025, and on April 23, 2025, the Board of Directors of the Company approved a $10.0 million stock repurchase program which was completed in June 2025. At December 31, 2025, the Company had no outstanding repurchase programs.
During the year ended December 31, 2025, the Company repurchased 1,302,619 shares of its common stock outstanding at an average price of $11.61, including $0.09 per share excise tax, for a total of $15.1 million pursuant to the stock repurchase plans. During the year ended December 31, 2024, the Company repurchased 1,802,072 shares of its common stock outstanding at an average price of $10.24, including $0.21 per share excise tax, for a total of $18.4 million pursuant to the stock repurchase plan. During the year ended December 31, 2023, the Company repurchased 3,074,332 shares of its common stock outstanding at an average price of $11.99 for a total of $36.9 million, pursuant to the stock repurchase plan.
The Company also purchases shares directly from its employees in connection with employee elections to withhold taxes related to the vesting of stock awards. During the year ended December 31, 2025, the Company purchased 19,177 shares of its common stock outstanding at an average price of $11.71 per share for such purpose. During the year ended December 31, 2024, the Company purchased 19,503 shares of its common stock outstanding at an average price of $11.88 per share for such purpose. During the year ended December 31, 2023, the Company purchased 12,307 shares of its common stock outstanding at an average price of $14.60 per share for such purpose.